Taxation - Unrecognised deferred tax assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross value of tax losses which has not been recognised	£ 708	£ 809
Unrecognised deferred tax assets	178	176
Capital losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	105	76
Trading losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	23	30
Trading and Capital losses – expiry dates up to 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	£ 50	£ 70